Consolidated Statements of Changes in Shareholders’ Deficit - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2021	$ 68,787	$ 90,089	$ (108,185)	$ 50,691
Balance (in Shares) at Dec. 31, 2021	4,840,089
Issuance of ordinary shares and warrants in the March 2022 Registered Direct Offering, net of issuance expenses in an amount	$ 14,815	(5,965)		8,850
Issuance of ordinary shares and warrants in the March 2022 Registered Direct Offering, net of issuance expenses in an amount (in Shares)	1,000,000
RSU vesting	$ 62	(62)
RSU vesting (in Shares)	4,374
Share-based compensation		879		879
Net loss			(19,108)	(19,108)
Balance at Dec. 31, 2022	$ 83,664	84,941	(127,293)	41,312
Balance (in Shares) at Dec. 31, 2022	5,844,463
RSU vesting	$ 82	(82)
RSU vesting (in Shares)	6,092
Share-based compensation		(57)		(57)
Net loss			(17,568)	(17,568)
Balance at Dec. 31, 2023	$ 83,746	84,802	(144,861)	23,687
Balance (in Shares) at Dec. 31, 2023	5,850,555
RSU vesting	$ 5	(5)
RSU vesting (in Shares)	351
Share-based compensation		12		12
Net loss			(25,149)	(25,149)
Balance at Dec. 31, 2024	$ 83,751	$ 84,809	$ (170,010)	$ (1,450)
Balance (in Shares) at Dec. 31, 2024	5,850,906